Employee Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2011
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	Three months ended June 30,		Six months ended June 30,

	2011	2010	2011	2010
Components of net periodic benefit cost:
Service cost	$2,735	$1,915	$5,357	$3,965
Interest cost	6,139	5,521	12,175	11,188
Expected return on plan assets	(4,275)	(4,366)	(8,550)	(8,732)
Amortization of unrealized losses	1,801	1,221	3,601	2,411
Net periodic benefit costs	$6,400	$4,291	$12,583	$8,832